Note 16 - Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total capital to risk weighted assets actual amount	$ 360,645	$ 326,099
Total capital to risk weighted assets actual ratio	15.00%	14.10%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 253,215	$ 227,974
Total capital to risk weighted assets regulatory minimum capital requirement ratio (	10.50%	9.875%	9.25%	8.625%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 241,157	$ 230,860
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	$ 331,485	$ 298,566
Tier 1 capital to risk weighted assets actual ratio	13.70%	12.90%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 204,984	$ 181,802
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	8.50%	7.875%	7.25%	6.625%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 144,694	$ 138,516
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.00%	6.00%
Common equity Tier 1 capital to risk weighted assets actual amount	$ 331,485	$ 298,566
Common equity Tier 1 capital to risk weighted assets actual ratio	13.70%	12.90%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 168,810	$ 147,173
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	7.00%	6.375%	5.75%	5.125%
Tier 1 capital to average assets actual amount	$ 331,485	$ 298,566
Tier 1 capital to average assets actual ratio	12.40%	12.30%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 106,565	$ 97,022
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 168,810	$ 147,173
Common Equity Tier 1 Ratio	7.00%	6.375%	5.75%	5.125%
Tier 1 Capital to Risk Weighted Assets Ratio	8.50%	7.875%	7.25%	6.625%
Total Capital to Risk Weighted Assets Ratio	10.50%	9.875%	9.25%	8.625%
Parent Company [Member]
Total capital to risk weighted assets actual amount	$ 359,576	$ 323,852
Total capital to risk weighted assets actual ratio	14.90%	14.00%
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 252,675	$ 227,915
Total capital to risk weighted assets regulatory minimum capital requirement ratio (	10.50%	9.875%
Total capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 240,643	$ 230,800
Total capital to risk weighted assets regulatory minimum to be well capitalized ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets actual amount	$ 330,416	$ 296,319
Tier 1 capital to risk weighted assets actual ratio	13.70%	12.80%
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 204,547	$ 181,756
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	8.50%	7.875%
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 192,515	$ 184,641
Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	8.00%	8.00%
Common equity Tier 1 capital to risk weighted assets actual amount	$ 330,416	$ 296,319
Common equity Tier 1 capital to risk weighted assets actual ratio	13.70%	12.80%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 168,451	$ 147,136
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	7.00%	6.375%
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized amount	$ 156,418	$ 150,021
Common equity Tier 1 capital to risk weighted assets regulatory minimum to be well capitalized ratio	6.50%	6.50%
Tier 1 capital to average assets actual amount	$ 330,416	$ 296,319
Tier 1 capital to average assets actual ratio	11.90%	11.90%
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 110,764	$ 99,373
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	4.00%	4.00%
Tier 1 capital to average assets regulatory minimum to be well capitalized amount	$ 138,454	$ 124,217
Tier 1 capital to average assets regulatory minimum to be well capitalized ratio (as a percent)	5.00%	5.00%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 168,451	$ 147,136
Common Equity Tier 1 Ratio	7.00%	6.375%
Tier 1 Capital to Risk Weighted Assets Ratio	8.50%	7.875%
Total Capital to Risk Weighted Assets Ratio	10.50%	9.875%